SHARE CAPITAL - Disclosure of weighted average number of common shares outstanding used calculation of basic and diluted net (profit) loss per common share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Weighted average common shares outstanding, basic	391,803	391,106	391,052
Effect of convertible preferred shares	500,324	0	305,460
Effect of share options and RSUs	69,624	0	18,317
Effect of common share purchase warrants	0	0	13,746
Weighted average common shares outstanding, diluted	961,751	391,106	728,575